Note 24 - Sales Revenue - Disaggregation of Revenue Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 208,747	$ 181,231
High-grade lithium concentrate [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	208,747	177,709
Green-by-products [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 0	$ 3,522